Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Summary of Accounts Payable and Accrued Liabilities

	December 31, 2018	December 31, 2017

Trade payables	$38,969	$60,081
Taxes payable	201	213
Accrued expenses	101,708	50,247
	$140,878	$110,541